Accounting information and policies - Disclosure Of Detailed Information about Effects of Hyperinflationary Economies (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	€ (197)
Turnover increase/(reduction)	(428)
Operating profit increase/(reduction)	(124)
Net monetary gain/(loss)	(142)
Argentina
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	(205)
Turnover increase/(reduction)	(440)
Operating profit increase/(reduction)	(112)
Net monetary gain/(loss)	(203)
Turkey
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	8
Turnover increase/(reduction)	12
Operating profit increase/(reduction)	(12)
Net monetary gain/(loss)	€ 61